Note 44 Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State	€ 20	€ 27
Impairment Of Non Current Assets Held For Sale	(29)	2
Gains losses on sale of investments classified as non current assets held for sale	0	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	€ (10)	€ 29